Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating (Parenthetical) (Detail) (Trouble Debt Restructure [Member], Government National Mortgage Association [Member], USD $)
In Billions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Trouble Debt Restructure [Member] | Government National Mortgage Association [Member]
Financing Receivable, Recorded Investment [Line Items]
Restructured GNMA loans that are classified with a pass rating	$ 2.4	$ 2.0
Loans 90 days or more past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current	$ 3.2	$ 2.6